Note 3 - Summary of Significant Accounting Policies - 10Q (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Nine months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Numerator:
Net Income (loss)	$805,000	$661,000	$1,258,000	$(2,109,000)
Interest on convertible notes	$-	105,000		(93,000)
Preferred stock dividends	-	-	-	-
Numerator for basic earnings per share- Income (loss) attributable to common stockholders - as adjusted	805,000	766,000	1,258,000	(2,202,000)
Numerator for diluted earnings per share-net Income (loss) attributable to common stockholders - as adjusted	$805,000	$766,000	$1,258,000	$(2,202,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	89,016,988	26,088,530	62,580,749	24,597,181
Effect of dilutive securities:
Stock options	-	-	-	-
Warrants	-	-	-	-
Convertible notes	-	9,875,000	-
Preferred Series C and D	-	9,416,692	4,015,942	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	89,016,988	45,380,222	66,596,691	24,597,181

Earnings per share:
Net income (loss) available to common stockholders
Basic	$0.01	$0.03	$0.02	$(0.09)

Diluted	$0.01	$0.02	$0.02	$(0.09)

Weighted-average anti-dilutive common share equivalents	2,146,755	17,223,150	6,195,846	33,991,871

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Common Shares [Member]
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,
	2013	2012
Series A Preferred Stock	-	-
Series C Preferred Stock	-	-
Series D Preferred Stock	-	-
Convertible notes payable	-	-
Options	1,000,000	2,465,507
Warrants	1,146,755	14,717,941
Attributable to common stockholders - as adjusted	2,146,755	17,183,448

Weighted Average [Member]
Note 3 - Summary of Significant Accounting Policies - 10Q (Tables) [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190